GENERAL (Schedule of Estimated Fair Values of Assets Acquired and Liabilities Assumed) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	May 15, 2012 Ortiva [Member]	May 15, 2012 Ortiva [Member] Technology [Member]	May 15, 2012 Ortiva [Member] Backlog [Member]	Sep. 04, 2012 Oversi [Member]	Sep. 04, 2012 Oversi [Member] Technology [Member]	Sep. 04, 2012 Oversi [Member] Backlog [Member]	Sep. 04, 2012 Oversi [Member] Customer Relationships [Member]
Business Acquisition [Line Items]
Current assets			$ 1,967			$ 4,182
Equipment and other assets			459			138
Deferred revenues			(1,803)			(936)
Current and non-current liabilities			(3,949)
Other current liabilities						(2,038)
Bank loan						(1,952)
Deferred tax assets, net			409
Intangible assets				3,899	910		6,826	1,491	899
Goodwill	20,814	20,814	8,924			8,739
Net assets acquired			$ 10,816			$ 17,349